Other disclosures - Subsidiaries and other Investments (Details)	Dec. 31, 2022
Aeovian Pharmaceuticals Inc., San Francisco, United States
Interests in other entities
Voting rights % held in other investments	3.79%
AgroBio SAS, Paris, France
Interests in other entities
Voting rights % held in other investments	10.02%
Aurobac Therapeutics SAS, Lyon, France
Interests in other entities
Voting rights % held in other investments	12.50%
Blacksmith Medicines Inc. San Diego, USA
Interests in other entities
Voting rights % held in other investments	18.00%
Cajal Neuroscience Inc., Seattle, USA
Interests in other entities
Voting rights % held in other investments	1.67%
Carma Fund I, Munich, Germany
Interests in other entities
Voting rights % held in other investments	10.00%
Carrick Therapeutics Ltd., Dublin, Ireland
Interests in other entities
Voting rights % held in other investments	3.48%
Centauri Therapeutics Ltd., Sandwich (Kent), United Kingdom
Interests in other entities
Voting rights % held in other investments	13.17%
Curie Bio LLC, Boston, United States
Interests in other entities
Voting rights % held in other investments	0.11%
Curie Bio Seed Fund I L.P., Boston, United States
Interests in other entities
Voting rights % held in other investments	2.82%
Exscientia plc (before: Exscientia Ltd.), Oxford, United Kingdom
Interests in other entities
Voting rights % held in other investments	11.42%
Extend Srl, Rome, Italy
Interests in other entities
Voting rights % held in other investments	10.00%
Fibrocor LLP, Toronto, Canada
Interests in other entities
Voting rights % held in other investments	16.26%
Fibrocor Therapeutics Inc., Toronto, Canada
Interests in other entities
Voting rights % held in other investments	8.98%
IMIDomics Inc., San Francisco, United States
Interests in other entities
Voting rights % held in other investments	11.77%
Immunitas, Therapeutics, Inc., Waltham, United States
Interests in other entities
Voting rights % held in other investments	6.17%
Leon Nanodrugs GmbH, Mnchen, Germany
Interests in other entities
Voting rights % held in other investments	13.24%
Mission BioCapital V LP, Cambridge, United States
Interests in other entities
Voting rights % held in other investments	3.64%
OxVax Limited, Oxford, United Kingdom
Interests in other entities
Voting rights % held in other investments	12.22%
Sernova Corp., Ontario, Canada
Interests in other entities
Voting rights % held in other investments	5.16%
Tubulis GmbH, Munich, Germany
Interests in other entities
Voting rights % held in other investments	6.90%
Ananke Therapeutics Inc, Boston, United States
Interests in other entities
Voting rights % held in associates and joint ventures	20.09%
Autobahn Labs, Palo Alto, United States
Interests in other entities
Voting rights % held in associates and joint ventures	35.94%
Breakpoint Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	34.12%
Celmatix Inc., New York, United States
Interests in other entities
Voting rights % held in associates and joint ventures	39.09%
Curexsys GmbH, Gttingen, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	43.44%
Dark Blue Therapeutics LTD, Oxford, United Kingdom
Interests in other entities
Voting rights % held in associates and joint ventures	39.11%
Eternygen GmbH, Berlin, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	24.97%
NephThera GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	50.00%
Pancella Inc, Toronto, Canada
Interests in other entities
Voting rights % held in associates and joint ventures	12.65%
Quantro Therapeutics GmbH, Wien, Austria
Interests in other entities
Voting rights % held in associates and joint ventures	38.79%
Topas Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates and joint ventures	22.14%
Tucana Biosciences Inc., Boston, United States
Interests in other entities
Voting rights % held in associates and joint ventures	26.92%
Aptuit Global LLC, Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Verona) SRL, Verona, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Oxford) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Potters Bar) Ltd, Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Discovery Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex US, LLC., Framingham, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (France) SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec ID (Lyon) SAS, Marcy l'Etoile, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Hamburg) GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec GT GmbH, Orth an der Donau, Austria
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (India) Private Limited, Thane, India*
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec International GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Munchen) GmbH, Martinsried, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (UK) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (US), Inc., Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Just-Evotec Biologics, Inc, Seattle, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Just-Evotec Biologics EU SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec Drug Substance (Germany), Halle, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Modena) Srl., Medolla, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%